Property, Equipment and Leasehold Improvement, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, equipment and leasehold improvement, net
The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2018	December 31, 2019
	RMB	RMB
Electronic equipment	23,000	46,478
Furniture and office equipment	1,192	1,382
Vehicles	989	989
Leasehold improvement	2,379	4,466
Total property, equipment and leasehold improvement	27,560	53,315

Less: accumulated depreciation	(10,365)	(20,928)

Property, equipment and leasehold improvement , net	17,195	32,387

Depreciation expenses were RMB2.5 million
,
RMB5.8 million
 and RMB
10.8 million

for the years ended December 31,

2017,
2018 and 2019, respectively. No impairment charge was recognized for any of the years
presented.